Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Accumulated Non-controlling Interests

Profit or loss allocated to non-controlling interests and accumulated non-controlling interests of subsidiaries that are material to the Group for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of Korean won)	2015
	Non- controlling Interests rate(%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	297,300	￦	27,032	￦	(8,325)	￦	873	￦	316,880
BC Card Co., Ltd.	30.46%		292,931		62,943		(22,650)		(10,303)		322,921
KT Powertel Co., Ltd.	55.15%		70,231		(17,880)		(1,118)		(307)		50,926
KT Hitel Co.,Ltd.	36.30%		51,136		(608)		—		161		50,689
KT Telecop Co., Ltd.	13.18%		104,821		(1,000)		—		(393)		103,428

(In millions of Korean won)	2016
	Non- controlling Interests rate(%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	316,880	￦	22,445	￦	(8,279)	￦	(1,370)	￦	329,676
BC Card Co., Ltd.	30.46%		322,921		47,068		(44,637)		3,986		329,338
KT Powertel Co., Ltd.	55.15%		50,926		112		—		713		51,751
KT Hitel Co.,Ltd.	35.27%		50,689		1,274		—		(165)		51,798
KT Telecop Co., Ltd.	13.18%		103,428		19		—		85		103,532

(In millions of Korean won)	2017
	Non- controlling Interests rate(%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.73%	￦	329,676	￦	9,395	￦	(9,817)	￦	(952)	￦	328,302
BC Card Co., Ltd.	30.46%		329,338		43,961		(29,490)		(4,742)		339,067
KT Powertel Co., Ltd.	55.15%		51,751		1,165		—		137		53,053
KT Hitel Co.,Ltd.	32.87%		51,798		870		—		478		53,146
KT Telecop Co., Ltd.	13.18%		103,532		381		—		(445)		103,468

Summary of Financial Information on Subsidiaries

Summarized consolidated statements of financial position as of December 31, 2015, 2016 and 2017, are as follows:

	2015
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate(%)		49.73%		30.46%		55.15%		36.30%		13.18%
Current assets	￦	279,480	￦	2,291,047	￦	65,739	￦	157,355	￦	58,457
Non-current assets		431,814		672,905		47,776		78,402		210,734
Current liabilities		143,511		1,882,363		16,016		33,656		82,353
Non-current liabilities		74,339		63,271		5,166		282		52,613

Equity		493,444		1,018,318		92,333		201,819		134,225
Accumulated non-controlling interests		316,880		322,921		50,926		50,689		103,428
Operating revenue		668,521		3,504,946		104,527		162,155		302,844
Profit or loss for the year		72,987		218,969		(32,417)		7,258		(7,593)
Total comprehensive income		73,147		188,360		(32,417)		6,769		(7,593)
The profit or loss allocated to non-controlling interests		27,032		62,943		(17,880)		(608)		(1,000)
Cash flows from operating activities		157,762		128,927		(12,016)		22,556		36,216
Cash flows from investing activities		(92,350)		73,118		10,691		(19,949)		(91,846)
Cash flows from financing activities before dividend paid to non-controlling interests		(35,984)		(75,121)		(2,015)		—		(32,491)
Dividend paid to non-controlling interests		(8,325)		(22,650)		(1,118)		—		—
Net (decrease)/increase in cash and cash equivalents		29,428		126,924		(3,340)		2,607		(88,121)

	2016
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate(%)		49.73%		30.46%		55.15%		35.27%		13.18%
Current assets	￦	352,980	￦	2,945,584	￦	69,046	￦	158,210	￦	63,802
Non-current assets		424,968		705,480		44,679		90,992		201,751
Current liabilities		151,329		2,530,832		17,910		45,277		53,903
Non-current liabilities		80,123		71,571		1,989		1,664		78,441
Equity		546,496		1,048,661		93,826		202,261		133,209
Accumulated non-controlling interests		329,676		329,338		51,751		51,798		103,532
Operating revenue		668,945		3,567,512		81,390		198,994		315,948
Profit or loss for the year		68,863		163,131		202		4,298		143
Total comprehensive income		68,785		178,744		202		1,399		143
The profit or loss allocated to non-controlling interests		22,445		47,068		112		1,274		19
Cash flows from operating activities		155,399		92,818		7,271		28,987		60,461
Cash flows from investing activities		(210,480)		(37,313)		(8,191)		(33,238)		(45,243)
Cash flows from financing activities before dividend paid to non-controlling interests		(16,647)		(147,306)		—		—		—
Dividend paid to non-controlling interests		(8,279)		(44,637)		—		—		—
Gain or loss foreign currency translation		—		(178)		—		3		—
Net (decrease)/increase in cash and cash equivalents		(71,728)		(91,801)		(920)		(4,251)		15,218

	2017
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate(%)		49.73%		30.46%		55.15%		32.87%		13.18%
Current assets	￦	324,632	￦	3,225,262	￦	73,527	￦	150,368	￦	73,023
Non-current assets		468,261		823,001		41,598		107,872		191,330
Current liabilities		185,995		2,868,669		18,450		49,922		90,569
Non-current liabilities		24,555		86,369		487		3,021		41,064
Equity		582,343		1,093,225		96,188		205,297		132,720
Accumulated non-controlling interests		328,302		339,067		53,053		53,146		103,468
Operating revenue		687,752		3,628,995		69,234		227,884		317,591
Profit or loss for the year		57,314		156,109		2,112		3,225		2,885
Total comprehensive income		55,586		141,719		2,362		3,036		(490)
The profit or loss allocated to non-controlling interests		9,395		43,961		1,165		870		381
Cash flows from operating activities		99,269		108,203		13,895		28,320		57,262
Cash flows from investing activities		(81,758)		(568,518)		(17,354)		(36,086)		(43,483)
Cash flows from financing activities before dividend paid to non-controlling interests		(19,739)		(97,221)		—		—		—
Dividend paid to non-controlling interests		(9,817)		(29,490)		—		—		—
Gain or loss foreign currency translation		—		(184)		—		(47)		—
Net (decrease)/increase in cash and cash equivalents		(2,228)		(557,536)		(3,459)		(7,766)		13,779

Summary of Changes in Ownership Interest on the Equity Attributable to Owners

The effect of changes in the ownership interest on the equity attributable to owners of the Group during 2015, 2016 and 2017 is summarized as follows:

(in millions of Korean won)	2015		2016		2017
Carrying amount of non-controlling interests acquired	￦	—	￦	4,022	￦	(732)
Consideration paid to non-controlling interests		2,699		7,347		6,173

Excess of consideration paid recognized in parent’s equity	￦	2,699	￦	11,369	￦	5,441